Equity (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands	Dec. 31, 2022 ₪ / shares shares	Nov. 30, 2022 USD ($) $ / shares	Nov. 30, 2022 ILS (₪) ₪ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2022 ILS (₪) ₪ / shares	Aug. 31, 2021 USD ($) $ / shares	Aug. 31, 2021 ILS (₪) ₪ / shares	Feb. 28, 2021 USD ($) $ / shares	Feb. 28, 2021 ILS (₪) ₪ / shares
Business Combination, Significant Transaction and Sale of Business [Abstract]
Dividend per share | (per share)	₪ 1	$ 0.62	₪ 2.16	$ 0.78	₪ 2.56	$ 0.78	₪ 2.53	$ 0.66	₪ 2.16
Ordinary shares (in Shares)	568,620
Dividend payables		$ 9,571	₪ 33,086	$ 12,018	₪ 39,213	$ 11,932	₪ 38,694	$ 10,155	₪ 33,036